UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	01/31

Date of reporting period:	7/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

July 31, 2017

Semiannual Report
to Shareholders

Deutsche Core Plus Income Fund

(On or about October 30, 2017, Deutsche Core Plus Income Fund will be renamed Deutsche Total Return Bond Fund.)

Contents

3 Letter to Shareholders

5 Performance Summary

8 Portfolio Management Team

9 Portfolio Summary

10 Investment Portfolio

29 Statement of Assets and Liabilities

31 Statement of Operations

32 Statements of Changes in Net Assets

33 Financial Highlights

37 Notes to Financial Statements

54 Information About Your Fund's Expenses

56 Advisory Agreement Board Considerations and Fee Evaluation

61 Account Management Resources

63 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

With the economy in its third-longest expansion on record, signals such as overheating or inflation pressures — traditional signals for the potential of a sharp slowdown or recession — are still notably absent. Our economists tell us that financial conditions remain generally supportive, and households and businesses overall are in good financial condition.

However, a shift into higher gear appears unlikely. While fiscal stimulus and tax/regulatory reform may come to pass, the scope is likely to be somewhat less than originally anticipated and unlikely to impact growth before 2018.

Against this backdrop, the financial markets remain generally upbeat, encouraged by a more positive global cycle with fewer downside risks. Even a shift in monetary policy, with some central banks raising short-term interest rates and others expected to do so before long, has been taken in stride. People seem to view the policy change as a healthy response to an improved outlook.

Of course, there are any number of potential risks that can alter this benevolent outlook and positive market sentiment. Our CIO Office and investment specialists continually monitor the issues and events that influence the markets in order to identify emerging risks as well as opportunities. Their views are updated regularly and available on our Web site — deutschefunds.com.

Thank you for your continued investment. We appreciate the opportunity to help you address your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary July 31, 2017 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/17
Unadjusted for Sales Charge	3.43%	1.99%	2.17%	2.10%
Adjusted for the Maximum Sales Charge (max 4.50% load)	–1.22%	–2.60%	1.23%	1.63%
Bloomberg Barclays U.S. Aggregate Bond Index†	2.51%	–0.51%	2.02%	4.44%
Average Annual Total Returns as of 6/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.66%	2.38%	2.07%
Adjusted for the Maximum Sales Charge (max 4.50% load)		–1.96%	1.44%	1.60%
Bloomberg Barclays U.S. Aggregate Bond Index†		–0.31%	2.21%	4.48%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/17
Unadjusted for Sales Charge	3.05%	1.23%	1.40%	1.34%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.05%	1.23%	1.40%	1.34%
Bloomberg Barclays U.S. Aggregate Bond Index†	2.51%	–0.51%	2.02%	4.44%
Average Annual Total Returns as of 6/30/17 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.90%	1.62%	1.31%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		1.90%	1.62%	1.31%
Bloomberg Barclays U.S. Aggregate Bond Index†		–0.31%	2.21%	4.48%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/17
No Sales Charge	3.56%	2.25%	2.42%	2.35%
Bloomberg Barclays U.S. Aggregate Bond Index†	2.51%	–0.51%	2.02%	4.44%
Average Annual Total Returns as of 6/30/17 (most recent calendar quarter end)
No Sales Charge		2.92%	2.64%	2.32%
Bloomberg Barclays U.S. Aggregate Bond Index†		–0.31%	2.21%	4.48%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 7/31/17
No Sales Charge	3.67%	2.34%	2.42%	2.38%
Bloomberg Barclays U.S. Aggregate Bond Index†	2.51%	–0.51%	2.02%	4.44%
Average Annual Total Returns as of 6/30/17 (most recent calendar quarter end)
No Sales Charge		2.92%	2.62%	2.35%
Bloomberg Barclays U.S. Aggregate Bond Index†		0.31%	2.21%	4.48%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 31, 2017 are 1.13%, 1.93%, 0.88% and 0.77% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Core Plus Income Fund — Class A ■ Bloomberg Barclays U.S. Aggregate Bond Index†

Yearly periods ended July 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset-backed securities and commercial mortgage-backed securities.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
7/31/17	$ 10.84	$ 10.84	$ 10.83	$ 10.79
1/31/17	$ 10.63	$ 10.63	$ 10.63	$ 10.58
Distribution Information as of 7/31/17
Income Dividends, Six Months	$ .15	$ .11	$ .17	$ .17
July Income Dividend	$ .0284	$ .0215	$ .0307	$ .0306
SEC 30-day Yield††	2.85%	2.24%	3.24%	3.23%
Current Annualized Distribution Rate††	3.14%	2.38%	3.40%	3.40%

†† The SEC yield is net investment income per share earned over the month ended July 31, 2017, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.57%, 1.89%, 2.96% and 3.08% for Class A, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2017. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.87%, 2.03%, 3.12% and 3.25% for Class A, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Prior to August 1, 2017, the portfolio management team was as follows:

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2012.

— Joined Deutsche Asset Management in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas M. Farina, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2016.

— Joined Deutsche Asset Management in 2006 with 12 years of industry experience. Prior to joining, he held roles at Merrill Lynch Investment Management, Greenwich NatWest and at DnB Asset Management. He began his career as a Ratings Analyst at Standard & Poor’s.

— Senior Portfolio Manager and Head of the Corporate Sector Fixed Income Team: New York.

— BA and MA in Economics, State University of New York at Albany.

Gregory M. Staples, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2016.

— Joined Deutsche Asset Management in 2005 with 23 years of industry experience. Prior to joining, he served as a Senior Managing Director at MONY.

— Co-Head of Fixed Income for North America: New York.

— BA in Economics, Columbia College; MBA, New York University, Stern School of Business.

Effective August 1, 2017, the portfolio management team is as follows:

Kelly L. Beam, CFA, Director

Portfolio Manager of the fund. Began managing the fund in 2017.

— Joined Deutsche Asset Management in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.

— Fixed Income Portfolio Manager: New York.

— BS in Finance, Lehigh University; MBA, Fordham University.

Thomas M. Farina, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2016.

— Joined Deutsche Asset Management in 2006 with 12 years of industry experience. Prior to joining, he held roles at Merrill Lynch Investment Management, Greenwich NatWest and at DnB Asset Management. He began his career as a Ratings Analyst at Standard & Poor’s.

— Senior Portfolio Manager and Head of the Corporate Sector Fixed Income Team: New York.

— BA and MA in Economics, State University of New York at Albany.

Gregory M. Staples, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2016.

— Joined Deutsche Asset Management in 2005 with 23 years of industry experience. Prior to joining, he served as a Senior Managing Director at MONY.

— Co-Head of Fixed Income for North America: New York.

— BA in Economics, Columbia College; MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Net Assets)	7/31/17	1/31/17

Corporate Bonds	59%	55%
Government & Agency Obligations	17%	21%
Mortgage-Backed Securities Pass-Throughs	10%	7%
Collateralized Mortgage Obligations	9%	9%
Asset-Backed	7%	5%
Commercial Mortgage-Backed Securities	1%	2%
Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, Net	–3%	1%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	7/31/17	1/31/17

AAA	30%	38%
AA	6%	5%
A	12%	12%
BBB	29%	25%
BB	18%	17%
B	3%	2%
Not Rated	2%	1%
	100%	100%

The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings, Inc. ("Fitch") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	7/31/17	1/31/17

Effective Maturity	10.4 years	9.4 years
Effective Duration	5.7 years	6.3 years

Effective maturity is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 61 for contact information.

Investment Portfolio as of July 31, 2017 (Unaudited)

		Principal Amount ($)(a)	Value ($)

Corporate Bonds 59.2%
Consumer Discretionary 10.5%
AMC Networks, Inc., 5.0%, 4/1/2024		800,000	824,000
CalAtlantic Group, Inc., 5.0%, 6/15/2027		1,570,000	1,593,550
CCO Holdings LLC, 144A, 5.125%, 5/1/2027		1,250,000	1,292,188
Charter Communications Operating LLC:
3.579%, 7/23/2020		270,000	279,237
4.908%, 7/23/2025		707,000	759,745
144A, 5.375%, 5/1/2047		140,000	145,143
CVS Health Corp., 5.125%, 7/20/2045		320,000	367,222
General Motors Co.:
6.6%, 4/1/2036		145,000	170,427
6.75%, 4/1/2046		470,000	561,865
General Motors Financial Co., Inc., 3.15%, 6/30/2022		1,720,000	1,725,843
Hilton Domestic Operating Co., Inc., 144A, 4.25%, 9/1/2024		930,000	939,300
Hilton Worldwide Finance LLC, 144A, 4.875%, 4/1/2027		1,090,000	1,136,325
KFC Holding Co., 144A, 4.75%, 6/1/2027		775,000	799,219
Lennar Corp., 4.125%, 1/15/2022		915,000	941,874
Myriad International Holdings BV, 144A, 4.85%, 7/6/2027		1,835,000	1,892,802
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		775,000	802,125
Nordstrom, Inc.:
4.0%, 3/15/2027		225,000	223,225
5.0%, 1/15/2044		355,000	348,805
PetSmart, Inc., 144A, 5.875%, 6/1/2025		400,000	384,000
PulteGroup, Inc., 5.0%, 1/15/2027		1,325,000	1,371,375
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		900,000	940,500
Tata Motors Ltd., REG S, 5.75%, 10/30/2024		1,500,000	1,642,800
Toll Brothers Finance Corp., 4.875%, 11/15/2025		900,000	938,250
Viacom, Inc.:
5.875%, 2/28/2057 (b)		215,000	220,375
6.25%, 2/28/2057		230,000	236,325
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		280,000	299,089
			20,835,609
Consumer Staples 0.7%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		630,000	707,534
Kraft Heinz Foods Co., 4.375%, 6/1/2046		470,000	456,676
Molson Coors Brewing Co., 4.2%, 7/15/2046		330,000	326,056
			1,490,266
Energy 7.9%
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027		275,000	277,882
4.95%, 6/1/2047		220,000	229,433
Cenovus Energy, Inc., 144A, 5.4%, 6/15/2047		560,000	535,040
Concho Resources, Inc., 5.5%, 4/1/2023		450,000	464,625
Continental Resources, Inc., 5.0%, 9/15/2022		450,000	445,779
Enbridge, Inc.:
2.9%, 7/15/2022		300,000	302,319
3.7%, 7/15/2027		255,000	258,770
5.5%, 12/1/2046		155,000	178,463
Energy Transfer LP, 5.95%, 10/1/2043		225,000	236,498
EnLink Midstream Partners LP, 5.45%, 6/1/2047		325,000	328,649
Halliburton Co., 4.85%, 11/15/2035		550,000	592,590
Hess Corp.:
5.6%, 2/15/2041		475,000	475,911
5.8%, 4/1/2047		250,000	254,134
Kinder Morgan Energy Partners LP, 4.7%, 11/1/2042		415,000	391,401
Marathon Oil Corp., 5.2%, 6/1/2045		255,000	253,451
Newfield Exploration Co., 5.75%, 1/30/2022		450,000	475,313
Noble Holding International Ltd.:
5.75%, 3/16/2018		80,000	80,400
7.75%, 1/15/2024 (b)		1,960,000	1,559,870
Petrobras Global Finance BV:
6.125%, 1/17/2022		337,000	354,153
8.375%, 5/23/2021		1,825,000	2,053,125
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022		414,000	441,117
6.75%, 9/21/2047		500,000	526,000
Plains All American Pipeline LP:
2.85%, 1/31/2023		465,000	452,686
4.3%, 1/31/2043		235,000	202,269
4.5%, 12/15/2026		420,000	430,008
Regency Energy Partners LP, 4.5%, 11/1/2023		330,000	346,316
Rosneft Finance SA, 144A, 7.25%, 2/2/2020		800,000	873,910
Sabine Pass Liquefaction LLC, 5.0%, 3/15/2027		1,315,000	1,408,247
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		260,000	254,079
Transcanada Trust, 5.3%, 3/15/2077		1,015,000	1,050,525
			15,732,963
Financials 15.0%
AIA Group Ltd., 144A, 4.5%, 3/16/2046		200,000	212,488
Ares Capital Corp.:
3.625%, 1/19/2022		480,000	488,062
3.875%, 1/15/2020		590,000	603,015
Banco General SA, 144A, 4.125%, 8/7/2027 (c)		2,195,000	2,174,433
Bank of America Corp., 3.824%, 1/20/2028		985,000	1,005,569
Barclays PLC, 4.836%, 5/9/2028		1,675,000	1,740,171
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		600,000	681,000
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		150,000	165,318
BNP Paribas SA, 144A, 4.625%, 3/13/2027		1,120,000	1,188,118
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		300,000	314,050
Credit Suisse Group Funding Guernsey Ltd.:
3.8%, 6/9/2023		525,000	547,107
4.55%, 4/17/2026		450,000	482,446
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		310,000	322,582
FS Investment Corp., 4.75%, 5/15/2022		440,000	458,558
HSBC Holdings PLC:
4.375%, 11/23/2026		380,000	399,218
6.0%, 5/22/2027		600,000	629,310
Intesa Sanpaolo SpA:
144A, 3.125%, 7/14/2022		370,000	372,478
144A, 3.875%, 7/14/2027		665,000	669,861
JPMorgan Chase & Co.:
2.95%, 10/1/2026		1,040,000	1,015,915
3.882%, 7/24/2038		500,000	499,346
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		210,000	225,839
Kyobo Life Insurance Co., Ltd., 144A, 3.95%, 7/24/2047		2,000,000	2,014,891
Legg Mason, Inc., 5.625%, 1/15/2044		300,000	321,712
Loews Corp., 4.125%, 5/15/2043		250,000	249,142
Macquarie Bank Ltd., 144A, 6.125%, 3/8/2027		790,000	813,700
Manulife Financial Corp., 4.061%, 2/24/2032		740,000	747,480
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		60,000	61,157
Morgan Stanley:
3.625%, 1/20/2027		750,000	758,614
3.971%, 7/22/2038		305,000	304,396
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		260,000	295,073
Royal Bank of Scotland Group PLC, 3.498%, 5/15/2023		940,000	951,067
Santander Holdings U.S.A., Inc.:
144A, 3.7%, 3/28/2022		770,000	781,924
144A, 4.4%, 7/13/2027		225,000	229,215
Santander UK Group Holdings PLC, 2.875%, 8/5/2021		450,000	451,747
Societe Generale SA, 144A, 7.375%, 12/29/2049 (b)		1,224,000	1,337,220
Standard Chartered PLC, 144A, 3.05%, 1/15/2021		565,000	573,668
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019		270,000	269,479
144A, 2.8%, 5/4/2022		550,000	553,662
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		200,000	203,796
Synchrony Bank, 3.0%, 6/15/2022		290,000	289,155
The Goldman Sachs Group, Inc., 3.75%, 2/25/2026		1,070,000	1,094,146
Unifin Financiera SAB de CV SOFOM ENR, 144A, 7.0%, 1/15/2025		1,330,000	1,310,050
Voya Financial, Inc., 4.8%, 6/15/2046		335,000	350,989
Wells Fargo & Co., 3.0%, 10/23/2026		1,025,000	1,005,007
Woori Bank, 144A, 4.5%, 12/29/2049		750,000	749,762
			29,911,936
Health Care 1.6%
Aetna, Inc., 2.8%, 6/15/2023		240,000	242,645
HCA, Inc., 5.25%, 6/15/2026		900,000	974,250
Mylan NV, 5.25%, 6/15/2046		115,000	125,751
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		717,000	708,036
Stryker Corp.:
3.375%, 11/1/2025		240,000	246,788
4.625%, 3/15/2046		120,000	132,634
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021		430,000	423,941
UnitedHealth Group, Inc.:
3.45%, 1/15/2027		135,000	139,902
4.2%, 1/15/2047		210,000	224,208
			3,218,155
Industrials 4.2%
Acwa Power Management & Investments One Ltd., 144A, 5.95%, 12/15/2039		1,500,000	1,518,240
Atento Luxco 1 SA, 144A, 6.125%, 8/10/2022 (c)		1,160,000	1,183,200
Bombardier, Inc., 144A, 8.75%, 12/1/2021		1,685,000	1,912,475
FedEx Corp., 4.55%, 4/1/2046		260,000	275,696
Northrop Grumman Corp., 3.2%, 2/1/2027		455,000	462,866
Rockwell Collins, Inc., 4.35%, 4/15/2047		455,000	477,710
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		335,000	328,044
United Rentals North America, Inc.:
5.5%, 5/15/2027		985,000	1,039,175
5.875%, 9/15/2026		1,090,000	1,173,112
			8,370,518
Information Technology 4.4%
Apple, Inc., 3.45%, 2/9/2045		170,000	159,722
Broadcom Corp.:
144A, 3.0%, 1/15/2022		420,000	426,403
144A, 3.625%, 1/15/2024		345,000	355,026
CA, Inc., 3.6%, 8/15/2022		230,000	236,032
Dell International LLC:
144A, 3.48%, 6/1/2019		425,000	435,076
144A, 4.42%, 6/15/2021		345,000	364,106
144A, 5.875%, 6/15/2021		1,655,000	1,735,681
144A, 8.1%, 7/15/2036		260,000	327,835
DXC Technology Co., 144A, 4.75%, 4/15/2027		1,080,000	1,137,913
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		224,000	234,270
Hewlett Packard Enterprise Co., 3.6%, 10/15/2020		280,000	289,753
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		515,000	536,244
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022		235,000	234,508
5.75%, 12/1/2034		320,000	295,892
Tencent Holdings Ltd., 144A, 3.8%, 2/11/2025		750,000	784,811
VeriSign, Inc., 144A, 4.75%, 7/15/2027		1,215,000	1,233,225
			8,786,497
Materials 4.9%
Anglo American Capital PLC, 144A, 4.75%, 4/10/2027		1,080,000	1,150,200
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (b)		750,000	779,813
Bluestar Finance Holdings Ltd., REG S, 4.375%, 6/11/2020		900,000	933,314
Cemex SAB de CV, 144A, 7.75%, 4/16/2026		500,000	573,750
CF Industries, Inc., 3.45%, 6/1/2023 (b)		1,100,000	1,040,875
Corp. Nacional del Cobre de Chile, 144A, 3.625%, 8/1/2027 (c)		210,000	208,268
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		450,000	449,438
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		120,000	127,200
LYB International Finance II BV, 3.5%, 3/2/2027		870,000	871,370
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		1,000,000	1,016,500
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		1,185,000	1,209,292
Vale Overseas Ltd., 6.25%, 8/10/2026		630,000	700,245
Yamana Gold, Inc., 4.95%, 7/15/2024		775,000	785,367
			9,845,632
Real Estate 3.5%
CBL & Associates LP:
(REIT), 5.25%, 12/1/2023 (b)		430,000	424,084
(REIT), 5.95%, 12/15/2026 (b)		325,000	325,985
Crown Castle International Corp., (REIT), 5.25%, 1/15/2023		335,000	374,568
Equinix, Inc., (REIT), 5.375%, 4/1/2023		900,000	936,000
Government Properties Income Trust:
(REIT), 3.75%, 8/15/2019		165,000	167,008
(REIT), 4.0%, 7/15/2022		580,000	580,033
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		560,000	602,484
Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024		365,000	374,075
MGM Growth Properties Operating Partnership LP, (REIT), 4.5%, 9/1/2026		840,000	846,300
Omega Healthcare Investors, Inc.:
(REIT), 4.75%, 1/15/2028		400,000	402,113
(REIT), 4.95%, 4/1/2024		370,000	387,490
Select Income REIT:
(REIT), 4.15%, 2/1/2022		370,000	374,550
(REIT), 4.25%, 5/15/2024		210,000	209,017
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021		850,000	887,466
			6,891,173
Telecommunication Services 4.0%
AT&T, Inc.:
3.4%, 5/15/2025		525,000	517,181
3.9%, 8/14/2027 (c)		375,000	374,606
4.25%, 3/1/2027		305,000	313,624
4.5%, 5/15/2035		650,000	633,012
5.15%, 2/14/2050 (c)		430,000	427,817
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		900,000	948,306
Deutsche Telekom International Finance BV, 144A, 2.82%, 1/19/2022		640,000	647,259
Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026		1,500,000	1,548,498
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		475,000	481,507
Telefonica Emisiones SAU, 5.213%, 3/8/2047		515,000	570,915
Verizon Communications, Inc.:
2.625%, 8/15/2026		1,195,000	1,105,978
4.272%, 1/15/2036		425,000	407,785
			7,976,488
Utilities 2.5%
AmeriGas Partners LP, 5.5%, 5/20/2025		792,000	799,920
EDP Finance BV, 144A, 3.625%, 7/15/2024		495,000	495,485
Electricite de France SA, 144A, 4.75%, 10/13/2035		555,000	600,107
Enel Finance International NV, 144A, 4.75%, 5/25/2047		335,000	357,039
Israel Electric Corp., Ltd., Series 6, 144A, REG S, 5.0%, 11/12/2024		900,000	967,500
NRG Energy, Inc., 6.625%, 1/15/2027		815,000	837,412
Southern Co., 3.25%, 7/1/2026		590,000	587,245
Southern Power Co., Series F, 4.95%, 12/15/2046		231,000	241,838
			4,886,546
Total Corporate Bonds (Cost $115,036,452)			117,945,783

Mortgage-Backed Securities Pass-Throughs 9.8%
Federal Home Loan Mortgage Corp.:
3.5%, 7/1/2045		2,363,594	2,448,602
5.5%, 6/1/2035		1,871,228	2,098,694
Federal National Mortgage Association:
3.5%, 12/1/2046		2,380,583	2,461,241
4.0%, with various maturities from 9/1/2040 until 11/1/2045		3,980,120	4,220,251
5.5%, with various maturities from 12/1/2032 until 8/1/2037		1,944,523	2,175,281
Government National Mortgage Association:
3.5%, 8/1/2047 (c)		3,000,000	3,117,188
4.0%, 8/1/2047 (c)		2,900,000	3,053,156
Total Mortgage-Backed Securities Pass-Throughs (Cost $19,263,328)			19,574,413

Asset-Backed 7.1%
Automobile Receivables 2.2%
AmeriCredit Automobile Receivables Trust, "C", Series 2016-2, 2.87%, 11/8/2021		500,000	507,290
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021		1,200,000	1,195,177
Ford Credit Auto Owner Trust, "A", Series 2014-2, 144A, 2.31%, 4/15/2026		2,500,000	2,524,911
Skopos Auto Receivables Trust, "A", Series 2015-1A, 144A, 3.1%, 12/15/2023		203,774	203,882
			4,431,260
Credit Card Receivables 1.8%
Master Credit Card Trust II, "A", Series 2017-1A, 144A, 2.26%, 7/21/2021		510,000	514,213
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		3,000,000	2,980,383
			3,494,596
Miscellaneous 3.1%
Domino's Pizza Master Issuer LLC, "A23", Series 2017-1A, 144A, 4.118%, 7/25/2047		3,000,000	3,026,820
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		374,378	370,173
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		2,208,313	2,265,618
Voya CLO Ltd., "C", Series 2015-1A, 144A, 4.558%*, 4/18/2027		500,000	494,655
			6,157,266
Total Asset-Backed (Cost $14,004,942)			14,083,122

Commercial Mortgage-Backed Securities 1.5%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.723%*, 7/10/2044		137,633	98,502
Commercial Mortgage Trust, "A3", Series 2013-CR12, 3.765%, 10/10/2046		200,000	211,821
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.547%**, 12/25/2024		7,943,184	273,351
"X1", Series K054, Interest Only, 1.18%**, 1/25/2026		5,499,487	452,007
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		150,000	156,077
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		569,296	571,410
Wells Fargo Commercial Mortgage Trust, "A4", Series 2015-C27, 3.19%, 2/15/2048		1,110,000	1,127,282
Total Commercial Mortgage-Backed Securities (Cost $2,961,879)			2,890,450

Collateralized Mortgage Obligations 8.6%
Credit Suisse First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035		250,152	141,383
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		1,245,147	118,854
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		1,257,304	179,915
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		4,114,083	792,063
"MS", Series 3055, Interest Only, 5.374%**, 10/15/2035		1,481,807	248,274
"SG", Series 3859, Interest Only, 5.474%**, 11/15/2039		1,188,044	85,930
Federal National Mortgage Association:
"AL", Series 2014-11, 2.5%, 11/25/2042		2,000,000	1,836,487
"KM", Series 2012-146, 3.0%, 1/25/2043		1,775,000	1,595,136
"ZL", Series 2017-55, 3.0%, 10/25/2046		1,002,500	939,234
"PZ", Series 2016-9, 3.5%, 3/25/2046		2,988,046	2,859,021
"CE", Series 2015-60, 3.75%, 8/25/2045		2,082,000	2,139,945
"4", Series 406, Interest Only, 4.0%, 9/25/2040		683,450	132,980
"YI", Series 2008-36, Interest Only, 5.968%**, 7/25/2036		2,136,914	337,725
Government National Mortgage Association:
"BL", Series 2013-19, 2.5%, 2/20/2043		1,120,820	1,044,001
"LM", Series 2015-65, 3.0%, 5/20/2045		2,204,000	2,092,306
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029		4,781,568	449,639
"HZ", Series 2012-56, 3.5%, 6/20/2040		1,041,308	1,055,451
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		574,978	75,648
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		669,734	14,273
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		346,291	3,379
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		692,833	31,728
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		473,432	84,420
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		631,715	106,370
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		232,022	42,314
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		748,818	126,813
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		197,075	34,046
"SB", Series 2014-81, 11.491%*, 6/20/2044		477,087	619,562
Total Collateralized Mortgage Obligations (Cost $18,203,229)			17,186,897

Government & Agency Obligations 15.5%
Other Government Related (d) 5.5%
Credit Bank of Moscow, 144A, 8.875%, 11/10/2022		3,750,000	3,574,628
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	991,233
Province of Alberta Canada, 3.05%, 12/1/2048	CAD	2,435,000	1,834,096
The European Financial Stability Facility, REG S, 1.25%, 5/24/2033	EUR	3,547,000	4,130,447
Vnesheconombank, 144A, 6.902%, 7/9/2020		350,000	379,225
			10,909,629
Sovereign Bonds 3.9%
French Republic Government Bond OAT, 144A, REG S, 1.75%, 5/25/2066	EUR	1,478,094	1,629,524
Government of Australia, Series 150, REG S, 3.0%, 3/21/2047	AUD	2,983,000	2,153,647
Kingdom of Sweden, Series 1053, 3.5%, 3/30/2039	SEK	12,345,000	2,045,601
Lembaga Pembiayaan Ekspor Indonesia, REG S, 3.875%, 4/6/2024		1,500,000	1,526,102
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027		445,000	458,351
			7,813,225
U.S. Government Sponsored Agency 1.1%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032		1,500,000	2,127,574
U.S. Treasury Obligations 5.0%
U.S. Treasury Note:
0.75%, 10/31/2017 (e)		7,500,000	7,493,475
2.375%, 5/15/2027		2,500,000	2,517,871
			10,011,346
Total Government & Agency Obligations (Cost $30,859,470)			30,861,774

Short-Term U.S. Treasury Obligation 1.2%
U.S. Treasury Bill, 0.59%***, 8/10/2017 (f) (Cost $2,329,625)		2,330,000	2,329,450

	Shares	Value ($)

Securities Lending Collateral 2.7%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.91% (g) (h) (Cost $5,346,623)	5,346,623	5,346,623

Cash Equivalents 1.5%
Deutsche Central Cash Management Government Fund, 1.07% (g) (Cost $3,020,789)	3,020,789	3,020,789

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $211,026,337)†	107.1	213,239,301
Other Assets and Liabilities, Net	(7.1)	(14,098,328)
Net Assets	100.0	199,140,973

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2017.

** These securities are shown at their current rate as of July 31, 2017.

*** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $211,427,862. At July 31, 2017, net unrealized appreciation for all securities based on tax cost was $1,811,439. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,453,901 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,642,462.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2017 amounted to $5,188,975, which is 2.6% of net assets.

(c) When-issued or delayed delivery security.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At July 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(f) At July 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	9/29/2017	32	3,780,750	1,250
Ultra Long U.S. Treasury Bond	USD	9/20/2017	6	987,000	549
Total unrealized appreciation					1,799

At July 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	CAD	9/20/2017	33	3,633,904	52,591
Euro-BTP Italian Government Bond	EUR	9/7/2017	29	4,677,148	29,178
Euro-OAT French Government Bond	EUR	9/7/2017	80	14,090,066	(20,900)
Ultra 10 Year U.S. Treasury Note	USD	9/20/2017	118	15,935,531	(53,292)
Total net unrealized appreciation					7,577

At July 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/Expiration Dates	Notional Amount	Currency	Cash Flow Paid by the Fund	Cash Flow Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
7/18/2017 7/18/2021	66,500,000	SEK	Fixed — 0.228%	Floating — 3-Month STIBOR	(4,351)	(4,351)
7/11/2017 7/11/2047	2,932,431	CAD	Fixed — 2.518%	Floating — 3-Month CDOR	75,885	75,802
7/11/2022 7/11/2022	13,324,386	CAD	Floating — 3-Month CDOR	Fixed — 1.805%	(78,862)	(78,689)
Total net unrealized depreciation						(7,238)

CDOR: Canadian Dollar Offered Rate; 3-Month CDOR rate at July 31, 2017 is 1.28%.

STIBOR: Stockholm Interbank Offered Rate; 3-Month STIBOR rate at July 31, 2017 is –0.44%.

At July 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,771,148	NZD	3,800,550	8/1/2017	83,010	Australia & New Zealand Banking Group Ltd.
USD	55,716	NZD	75,221	8/14/2017	759	Australia & New Zealand Banking Group Ltd.
USD	4,030,978	JPY	457,367,676	8/14/2017	120,323	Barclays Bank PLC
NOK	43,577,721	SEK	44,861,085	8/14/2017	16,943	Danske Bank AS
NZD	5,816,409	AUD	5,473,005	8/14/2017	10,684	Bank of America
USD	2,088,816	NZD	2,820,000	8/16/2017	28,324	HSBC Bank USA
USD	2,243,247	AUD	3,000,000	8/25/2017	155,933	JPMorgan Chase Securities, Inc.
USD	4,153,786	NOK	34,318,000	8/28/2017	213,814	Credit Agricole
NZD	5,600,000	CAD	5,362,420	9/14/2017	101,814	Citigroup, Inc.
USD	4,015,431	CAD	5,300,000	9/25/2017	238,943	Canadian Imperial Bank of Commerce
EUR	3,622,578	NOK	34,400,000	9/26/2017	78,672	Danske Bank AS
USD	4,043,336	GBP	3,077,140	10/5/2017	25,701	Citigroup, Inc.
Total unrealized appreciation					1,074,920

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
NZD	3,800,550	USD	2,597,847	8/1/2017	(256,312)	Australia & New Zealand Banking Group Ltd.
SEK	44,913,378	NOK	43,577,721	8/14/2017	(23,426)	Danske Bank AS
AUD	5,473,005	NZD	5,741,188	8/14/2017	(67,159)	Australia & New Zealand Banking Group Ltd.
JPY	457,367,676	USD	4,148,761	8/14/2017	(2,540)	Citigroup, Inc.
NZD	2,820,000	USD	1,931,570	8/16/2017	(185,570)	JPMorgan Chase Securities, Inc.
AUD	3,000,000	USD	2,246,085	8/25/2017	(153,095)	Australia & New Zealand Banking Group Ltd.
NOK	34,318,000	USD	4,112,326	8/28/2017	(255,274)	Toronto-Dominion Bank
CAD	5,368,726	NZD	5,600,000	9/14/2017	(106,875)	BNP Paribas
CAD	5,300,000	USD	4,077,917	9/25/2017	(176,457)	Canadian Imperial Bank of Commerce
NOK	34,400,000	EUR	3,567,974	9/26/2017	(143,511)	Goldman Sachs & Co.
AUD	4,243,000	USD	3,235,669	9/29/2017	(156,182)	Australia & New Zealand Banking Group Ltd.
GBP	3,077,140	USD	3,992,958	10/5/2017	(76,078)	Toronto-Dominion Bank
EUR	3,499,000	USD	4,015,924	10/5/2017	(140,957)	Citigroup, Inc.
NZD	5,500,146	JPY	449,876,191	10/13/2017	(30,395)	Australia & New Zealand Banking Group Ltd.
SEK	16,719,000	USD	2,018,764	10/18/2017	(61,246)	Danske Bank AS
CAD	1,946,000	USD	1,547,570	10/19/2017	(14,897)	HSBC Bank USA
EUR	1,389,000	USD	1,602,938	10/24/2017	(48,911)	HSBC Bank USA
NOK	31,903,275	USD	4,011,937	10/31/2017	(53,075)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(1,951,960)

Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar EUR Euro GBP British Pound JPY Japanese Yen NOK Norwegian Krone NZD New Zealand Dollar SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, interest rate swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$ —	$ 117,945,783	$ —	$ 117,945,783
Mortgage-Backed Securities Pass-Throughs	—	19,574,413	—	19,574,413
Asset-Backed	—	14,083,122	—	14,083,122
Commercial Mortgage-Backed Securities	—	2,890,450	—	2,890,450
Collateralized Mortgage Obligations	—	17,186,897	—	17,186,897
Government & Agency Obligations	—	30,861,774	—	30,861,774
Short Term U.S. Treasury Obligations	—	2,329,450	—	2,329,450
Short-Term Investments (i)	8,367,412	—	—	8,367,412
Derivatives (j)
Futures Contracts	83,568	—	—	83,568
Interest Rate Swap Contracts	—	75,802	—	75,802
Forward Foreign Currency Exchange Contracts	—	1,074,920	—	1,074,920
Total	$ 8,450,980	$ 206,022,611	$ —	$ 214,473,591
Liabilities	Level 1	Level 2	Level 3	Level 2

Derivatives (j)
Futures Contracts	$ (74,192)	$ —	$ —	$ (74,192)
Interest Rate Swap Contracts	—	(83,040)	—	(83,040)
Forward Foreign Currency Exchange Contracts	—	(1,951,960)	—	(1,951,960)
Total	$ (74,192)	$ (2,035,000)	$ —	$ (2,109,192)

There have been no transfers between fair value measurement levels during the period ended July 31, 2017.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of July 31, 2017 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $202,658,925) — including $5,188,975 of securities loaned	$ 204,871,889
Investment in Deutsche Government & Agency Securities Portfolio (cost $5,346,623)*	5,346,623
Investment in Deutsche Central Cash Management Government Fund (cost $3,020,789)	3,020,789
Total investments in securities, at value (cost $211,026,337)	213,239,301
Foreign currency, at value (cost $1,259,443)	1,317,409
Cash held as collateral for forward foreign currency exchange contracts	254,300
Receivable for investments sold	3,999,986
Receivable for investments sold — when-issued securities	467,113
Receivable for Fund shares sold	124,324
Interest receivable	1,679,330
Receivable for variation margin on futures contracts	39,719
Receivable for variation margin on centrally cleared swaps	20,578
Unrealized appreciation on forward foreign currency exchange contracts	1,074,920
Foreign taxes recoverable	2,531
Other assets	27,380
Total assets	222,246,891
Liabilities
Cash overdraft	829,597
Payable upon return of securities loaned	5,346,623
Payable for investments purchased	3,421,430
Payable for investments purchased — when–issued securities	10,946,562
Payable for Fund shares redeemed	84,690
Payable upon return of deposit for forward foreign currency contracts	254,300
Unrealized depreciation on forward foreign currency exchange contracts	1,951,960
Accrued management fee	33,663
Accrued Trustees' fees	2,723
Other accrued expenses and payables	234,370
Total liabilities	23,105,918
Net assets, at value	$ 199,140,973

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of July 31, 2017 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	1,912,729
Net unrealized appreciation (depreciation) on: Investments	2,212,964
Swap contracts	(7,238)
Futures	9,376
Foreign currency	(817,204)
Accumulated net realized gain (loss)	(119,708,594)
Paid-in capital	315,538,940
Net assets, at value	$ 199,140,973
Net Asset Value
Class A Net Asset Value and redemption price per share ($49,228,855 ÷ 4,543,490 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.84
Maximum offering price per share (100 ÷ 95.50 of $10.84)	$ 11.35

Class C

Net Asset Value offering and redemption price (subject to contingent deferred sales charges) per share ($2,116,208 ÷ 195,216 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 10.84
Class S Net Asset Value offering and redemption price per share ($119,723,691 ÷ 11,049,991 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.83
Institutional Class Net Asset Value offering and redemption price per share ($28,072,219 ÷ 2,602,063 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.79

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended July 31, 2017 (Unaudited)
Investment Income
Income: Interest	$ 3,847,665
Income distributions — Deutsche Central Cash Management Government Fund	13,624
Securities lending income, net of borrower rebates	14,377
Total income	3,875,666
Expenses: Management fee	463,424
Administration fee	99,661
Services to shareholders	141,417
Distribution and service fees	67,529
Custodian fee	11,814
Professional fees	64,153
Reports to shareholders	23,175
Registration fees	32,897
Trustees' fees and expenses	5,977
Other	23,605
Total expenses before expense reductions	933,652
Expense reductions	(263,335)
Total expenses after expense reductions	670,317
Net investment income	3,205,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,762,185
Swap contracts	(756,286)
Futures	306,791
Foreign currency	401,831
1,714,521
Change in net unrealized appreciation (depreciation) on: Investments	2,664,911
Swap contracts	486,685
Futures	(345,573)
Foreign currency	(789,574)
2,016,449
Net gain (loss)	3,730,970
Net increase (decrease) in net assets resulting from operations	$ 6,936,319

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2017 (Unaudited)	Year Ended January 31, 2017

Operations: Net investment income	$ 3,205,349	$ 5,933,119
Net realized gain (loss)	1,714,521	623,927
Change in net unrealized appreciation (depreciation)	2,016,449	1,721,975
Net increase (decrease) in net assets resulting from operations	6,936,319	8,279,021
Distributions to shareholders from: Net investment income: Class A	(704,212)	(1,244,387)
Class C	(21,886)	(35,182)
Class S	(1,866,249)	(3,283,292)
Institutional Class	(432,115)	(912,910)
Total distributions	(3,024,462)	(5,475,771)
Fund share transactions: Proceeds from shares sold	9,694,757	8,397,082
Reinvestment of distributions	2,639,916	4,804,893
Payments for shares redeemed	(19,674,947)	(42,272,043)
Net increase (decrease) in net assets from Fund share transactions	(7,340,274)	(29,070,068)
Increase (decrease) in net assets	(3,428,417)	(26,266,818)
Net assets at beginning of period	202,569,390	228,836,208
Net assets at end of period (including undistributed net investment income of $1,912,729 and $1,731,842, respectively)	$ 199,140,973	$ 202,569,390

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 7/31/17 (Unaudited)	Years Ended January 31,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 10.63	$ 10.51	$ 10.93	$ 10.76	$ 11.19	$ 10.87
Income (loss) from investment operations: Net investment income (loss)[a]	.16	.27	.30	.35	.29	.28
Net realized and unrealized gain (loss)	.20	.10	(.42)	.14	(.43)	.36
Total from investment operations	.36	.37	(.12)	.49	(.14)	.64
Less distributions from: Net investment income	(.15)	(.25)	(.30)	(.32)	(.29)	(.32)
Net asset value, end of period	$ 10.84	$ 10.63	$ 10.51	$ 10.93	$ 10.76	$ 11.19
Total Return (%)[b,c]	3.43**	3.39	(1.17)	4.67	(1.27)	6.00
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49	51	56	64	69	84
Ratio of expenses before expense reductions (%)	1.15*	1.13	1.10	1.08	1.06	1.04
Ratio of expenses after expense reductions (%)	.85*	.88	.88	.89	.86	.92
Ratio of net investment income (%)	3.04*	2.49	2.78	3.16	2.68	2.52
Portfolio turnover rate (%)	99**	264	270	317	343	354

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class C	Six Months Ended 7/31/17 (Unaudited)	Years Ended January 31,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 10.63	$ 10.51	$ 10.94	$ 10.77	$ 11.19	$ 10.87
Income (loss) from investment operations: Net investment income[a]	.12	.18	.22	.26	.21	.20
Net realized and unrealized gain (loss)	.20	.10	(.43)	.15	(.43)	.36
Total from investment operations	.32	.28	(.21)	.41	(.22)	.56
Less distributions from: Net investment income	(.11)	(.16)	(.22)	(.24)	(.20)	(.24)
Net asset value, end of period	$ 10.84	$ 10.63	$ 10.51	$ 10.94	$ 10.77	$ 11.19
Total Return (%)[b,c]	3.05**	2.72	(1.90)	3.79	(1.92)	5.20
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	3	3	4	5
Ratio of expenses before expense reductions (%)	1.95*	1.93	1.90	1.88	1.87	1.85
Ratio of expenses after expense reductions (%)	1.60*	1.63	1.63	1.64	1.61	1.68
Ratio of net investment income (%)	2.29*	1.73	2.04	2.40	1.92	1.78
Portfolio turnover rate (%)	99**	264	270	317	343	354

[a] Based on average shares outstanding during the period.

[b] Total return does not reflect the effect of any sales charges.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

Class S	Six Months Ended 7/31/17 (Unaudited)	Years Ended January 31,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 10.63	$ 10.51	$ 10.93	$ 10.76	$ 11.19	$ 10.86
Income (loss) from investment operations: Net investment income[a]	.18	.29	.32	.37	.32	.31
Net realized and unrealized gain (loss)	.19	.10	(.41)	.15	(.44)	.37
Total from investment operations	.37	.39	(.09)	.52	(.12)	.68
Less distributions from: Net investment income	(.17)	(.27)	(.33)	(.35)	(.31)	(.35)
Net asset value, end of period	$ 10.83	$ 10.63	$ 10.51	$ 10.93	$ 10.76	$ 11.19
Total Return (%)[b]	3.56**	3.65	(.92)	4.93	(1.02)	6.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120	121	132	149	160	199
Ratio of expenses before expense reductions (%)	.87*	.88	.85	.84	.83	.81
Ratio of expenses after expense reductions (%)	.60*	.63	.63	.64	.61	.67
Ratio of net investment income (%)	3.29*	2.74	3.03	3.41	2.93	2.77
Portfolio turnover rate (%)	99**	264	270	317	343	354
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Institutional Class	Six Months Ended 7/31/17 (Unaudited)	Years Ended January 31,
		2017	2016	2015	2014	2013
Selected Per Share Data
Net asset value, beginning of period	$ 10.58	$ 10.46	$ 10.89	$ 10.72	$ 11.15	$ 10.83
Income (loss) from investment operations: Net investment income[a]	.17	.29	.32	.34	.32	.30
Net realized and unrealized gain (loss)	.21	.10	(.42)	.17	(.44)	.37
Total from investment operations	.38	.39	(.10)	.51	(.12)	.67
Less distributions from: Net investment income	(.17)	(.27)	(.33)	(.34)	(.31)	(.35)
Net asset value, end of period	$ 10.79	$ 10.58	$ 10.46	$ 10.89	$ 10.72	$ 11.15
Total Return (%)[b]	3.67**	3.66	(.93)	4.84	(1.03)	6.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28	28	38	30	7	11
Ratio of expenses before expense reductions (%)	.76*	.77	.74	.74	.74	.71
Ratio of expenses after expense reductions (%)	.60*	.63	.63	.63	.61	.67
Ratio of net investment income (%)	3.29*	2.73	2.98	3.17	2.91	2.76
Portfolio turnover rate (%)	99**	264	270	317	343	354
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Core Plus Income Fund (the "Fund") is a diversified series of Deutsche Portfolio Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares automatically converted to Class A shares on February 10, 2016 and are no longer offered. Class B shares were not subject to an initial sales charge and were subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended July 31, 2017, the Fund invested the cash collateral into a joint trading account in affiliated money market funds, managed by Deutsche Investment Management Americas Inc. As of July 31, 2017, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.12% annualized effective rate as of July 31, 2017) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of July 31, 2017, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At January 31, 2017, the Fund had net tax basis capital loss carryforwards of approximately $120,599,000, including $106,339,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until January 31, 2018, the expiration date, whichever occurs first; and $14,260,000 of post-enactment short-term losses ($7,018,000) and long-term losses ($7,242,000), which may be applied against realized net taxable capital capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of January 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, forward currency contracts, futures contracts, swap contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended July 31, 2017, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of July 31, 2017 is included in a table following the Fund's Investment Portfolio. For the six months ended July 31, 2017, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $20,586,000 to approximately $49,708,000

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended July 31, 2017, the Fund invested in interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of July 31, 2017 is included in a table following the Fund's Investment Portfolio. For the six months ended July 31, 2017, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,768,000 to $33,176,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $22,090,000 to $38,337,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended July 31, 2017, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Fund also entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of July 31, 2017 is included in a table following the Fund's Investment Portfolio. For the six months ended July 31, 2017, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $2,387,000 to $39,540,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $23,402,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from approximately $7,934,000 to $38,468,000.

The following tables summarize the value of the Fund's derivative instruments held as of July 31, 2017 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Futures Contracts	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$ 83,568	$ 75,802	$ —	$ 159,370
Foreign Exchange Contracts (b)	—	—	1,074,920	1,074,920
	$ 83,568	$ 75,802	$ 1,074,920	$ 1,234,290

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Futures Contracts	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (c)	$ (74,192)	$ (83,040)	$ —	$ (157,232)
Foreign Exchange Contracts (d)	—	—	(1,951,960)	(1,951,960)
	$ (74,192)	$ (83,040)	$ (1,951,960)	$ (2,109,192)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(c) Includes cumulative depreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(d) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended July 31, 2017 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (e)	$ 306,791	$ (756,286)	$ —	$ (449,495)
Foreign Exchange Contracts (f)	—	—	343,525	343,525
	$ 306,791	$ (756,286)	$ 343,525	$ (105,970)

Each of the above derivatives is located in the following Statement of Operations accounts:

(e) Net realized gain (loss) from futures and swap contracts, respectively

(f) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (g)	$ (345,573)	$ 486,685	$ —	$ 141,112
Foreign Exchange Contracts (h)	—	—	(843,261)	(843,261)
	$ (345,573)	$ 486,685	$ (843,261)	$ (702,149)

Each of the above derivatives is located in the following Statement of Operations accounts:

(g) Change in net unrealized appreciation (depreciation) on futures and swap contracts, respectively

(h) Change in net unrealized appreciation (depreciation) of foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of July 31, 2017, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received (i)	Non-Cash Collateral Received	Net Amount of Derivative Assets
Australia & New Zealand Banking Group Ltd.	$ 83,769	$ (83,769)	$ —	$ —	$ —
Bank of America	10,684	—	—	—	10,684
Barclays Bank PLC	120,323	—	—	—	120,323
Canadian Imperial Bank of Commerce	238,943	(176,457)	—	—	62,486
Citigroup, Inc.	127,515	(127,515)	0	—	0
Credit Agricole	213,814	—	—	—	213,814
Danske Bank AS	95,615	(84,672)	—	—	10,943
HSBC Bank USA	28,324	(28,324)	—	—	—
JPMorgan Chase Securities, Inc.	155,933	(155,933)	—	—	—
	$ 1,074,920	$ (656,670)	$ 0	$ —	$ 418,250
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged	Non-Cash Collateral Pledged	Net Amount of Derivative Liabilities
Australia & New Zealand Banking Group Ltd.	$ 663,143	$ (83,769)	$ —	$ (540,529)	$ 38,845
BNP Paribas	106,875	—	—	—	106,875
Canadian Imperial Bank of Commerce	176,457	(176,457)	—	—	—
Citigroup, Inc.	143,497	(127,515)	—	—	15,982
Danske Bank AS	84,672	(84,672)	—	—	—
Goldman Sachs & Co.	143,511	—	—	—	143,511
HSBC Bank USA	63,808	(28,324)	—	—	35,484
JPMorgan Chase Securities, Inc.	238,645	(155,933)	—	—	82,712
Toronto-Dominion Bank	331,352	—	—	—	331,352
	$ 1,951,960	$ (656,670)	$ —	$ (540,529)	$ 754,761

(i) The actual collateral received and/or pledged may be more than the amounts shown.

C. Purchases and Sales of Securities

During the six months ended July 31, 2017, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $163,928,019 and $144,661,988, respectively. Purchases and sales of U.S. Treasury obligations aggregated $35,199,594 and $57,619,778, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

For the period from February 1, 2017 through October 29, 2017, pursuant to the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund's average daily net assets	.465%
Next $750 million of such net assets	.435%
Next $1.5 billion of such net assets	.415%
Next $2.5 billion of such net assets	.395%
Next $2.5 billion of such net assets	.365%
Next $2.5 billion of such net assets	.345%
Next $2.5 billion of such net assets	.325%
Over $12.5 billion of such net assets	.315%

Accordingly, for the six months ended July 31, 2017, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.465% of the Fund's average daily net assets.

Effective October 30,2017, upon the completion of the proposed merger of the Deutsche Core Fixed Fund into the Fund and pursuant to an amendment to the Investment Management Agreement with the Advisor, the Fund will pay a monthly management fee based on the Fund's average daily net assets accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund's average daily net assets	.400%
Next $1.75 billion of such net assets	.385%
Next $1.75 billion of such net assets	.370%
Next $2.5 billion of such net assets	.355%
Next $2.5 billion of such net assets	.345%
Next $2.5 billion of such net assets	.325%
Over $12.5 billion of such net assets	.315%

For the period from February 1, 2017 through April 30, 2018, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.85%
Class C	1.60%
Class S	.60%
Institutional Class	.60%

For the six months ended July 31, 2017, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 73,032
Class C	3,656
Class S	164,885
Institutional Class	21,762
$ 263,335

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended July 31, 2017, the Administration Fee was $99,661, of which $16,893 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended July 31, 2017, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at July 31, 2017
Class A	$ 17,907	$ 9,381
Class C	724	344
Class S	62,051	32,292
Institutional Class	541	386
	$ 81,223	$ 42,403

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, Deutsche AM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended July 31, 2017, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at July 31, 2017
Class C	$ 7,764	$ 1,311

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended July 31, 2017, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at July 31, 2017	Annualized Rate
Class A	$ 57,227	$ 29,761.23%
Class C	2,538	1,246.25%
	$ 59,765	$ 31,007

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended July 31, 2017 aggregated $605.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C shares. For the six months ended July 31, 2017, the CDSC for Class C shares aggregated $110. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended July 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $10,679, of which $6,215 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended July 31, 2017, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $1,082.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at July 31, 2017.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended July 31, 2017		Year Ended January 31, 2017
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	100,960	$ 1,082,123	198,764	$ 2,127,772
Class C	38,767	418,434	22,259	236,338
Class S	753,462	8,049,994	379,258	4,060,253
Institutional Class	13,523	144,206	185,477	1,972,719
		$ 9,694,757		$ 8,397,082
Shares issued to shareholders in reinvestment of distributions
Class A	58,158	$ 625,460	103,968	$ 1,108,340
Class C	1,894	20,388	2,969	31,663
Class S	145,287	1,561,953	258,122	2,751,980
Institutional Class	40,351	432,115	86,012	912,910
		$ 2,639,916		$ 4,804,893
Shares redeemed
Class A	(390,362)	$ (4,184,587)	(830,670)	$ (8,854,680)
Class B	—	—	(55)*	(578)*
Class C	(44,244)	(476,286)	(68,075)	(728,544)
Class S	(1,271,096)	(13,635,086)	(1,820,094)	(19,473,619)
Institutional Class	(129,246)	(1,378,988)	(1,241,460)	(13,214,622)
		$ (19,674,947)		$ (42,272,043)
Net increase (decrease)
Class A	(231,244)	$ (2,477,004)	(527,938)	$ (5,618,568)
Class B	—	—	(55)*	(578)*
Class C	(3,583)	(37,464)	(42,847)	(460,543)
Class S	(372,347)	(4,023,139)	(1,182,714)	(12,661,386)
Institutional Class	(75,372)	(802,667)	(969,971)	(10,328,993)
		$ (7,340,274)		$ (29,070,068)

* For the period from February 1, 2016 to February 10, 2016 (see Note A).

G. Fund Name, Strategy Change and Proposed Merger

Effective on or about October 30, 2017, Deutsche Core Plus Income Fund will be renamed Deutsche Total Return Bond Fund. At that time, the Fund's principal investment strategy will also change so that under normal circumstances, the fund will invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity. In addition, on or about October 30, 2017, the Deutsche Core Fixed Income Fund will merge into the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (February 1, 2017 to July 31, 2017).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2017 (Unaudited)
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 2/1/17	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 7/31/17	$ 1,034.30	$ 1,030.50	$1,035.60	$ 1,036.70
Expenses Paid per $1,000*	$ 4.29	$ 8.06	$ 3.03	$ 3.03
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 2/1/17	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 7/31/17	$ 1,020.58	$ 1,016.86	$ 1,021.82	$ 1,021.82
Expenses Paid per $1,000*	$ 4.26	$ 8.00	$ 3.01	$ 3.01

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Core Plus Income Fund	0.85%	1.60%	0.60%	0.60%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

Based on all of the information considered, the Board concluded that the revised management fee schedule was reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA. The Board unanimously determined that approval of the revised management fee schedule was in the best interests of the Fund.

The Board of Trustees (hereinafter referred to as the "Board" or "Trustees") approved the renewal of Deutsche Core Plus Income Fund’s (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2016.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the "Independent Trustees").

— The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset Management ("Deutsche AM") division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Board that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to invest in Deutsche AM and seek to enhance Deutsche AM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2015, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2015. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. ("Broadridge") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2015). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2015, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Broadridge Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages both an institutional account and a Deutsche Europe fund comparable to the Fund. The Board took note of the differences in services provided to Deutsche Funds as compared to institutional accounts and Deutsche Europe funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZIAX	SZICX	SCSBX	SZIIX
CUSIP Number	25157W 107	25157W 305	25157W 404	25157W 503
Fund Number	463	763	2063	1463

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Plus Income Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/29/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/29/2017